Additional Information - Financial Statement Schedule- II (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 3,127,348	$ 3,508,859	$ 4,127,947
Charged to Costs and Expenses	2,270,818	(180,039)	(16,491)
Write-off	0	(201,472)	(602,597)
Balance at End of Year	5,398,166	3,127,348	3,508,859
Allowance for prepaid advertising expenses [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	0	0	0
Charged to Costs and Expenses	1,107,706	0	0
Write-off	0	0	0
Balance at End of Year	1,107,706	0	0
Allowance for prepaid expenses and current assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	127,192	127,653	123,823
Charged to Costs and Expenses	478,253	(461)	3,830
Write-off	0	0	0
Balance at End of Year	605,445	127,192	127,653
Allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	30,287,901	20,170,712	10,984,254
Charged to Costs and Expenses	5,369,693	10,117,189	9,186,458
Write-off	0	0	0
Balance at End of Year	$ 35,657,594	$ 30,287,901	$ 20,170,712